Note 25 Defined benefits (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		€ 5,989	€ 5,715	€ 6,547
Current service cost, defined benefit plans		51	52	45
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		472	425	333
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		16	10	10
Contributions to plan by employer, net defined benefit liability (asset)		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	7	36	34
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(202)	375	(741)
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		2	(86)	(29)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(362)	248	(812)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		158	212	100
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		564	655	676
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		(1)	(76)	(4)
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		0	(1)	0
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(467)	124	161
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		(3)	(15)	7
Net assets available for benefits at end of period		5,299	5,989	5,715
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		3,419	3,084	2,988
Current service cost, defined benefit plans		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		356	311	267
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		16	10	10
Contributions to plan by employer, net defined benefit liability (asset)		(143)	(106)	(67)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(330)	68	(240)
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	(330)	68	(240)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		230	232	184
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		(1)	(75)	(4)
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(416)	153	180
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		(7)	(7)	0
Net assets available for benefits at end of period		2,951	3,419	3,084
Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,571	2,632	3,560
Current service cost, defined benefit plans		51	52	45
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		115	114	65
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		0	0	0
Contributions to plan by employer, net defined benefit liability (asset)		(143)	(106)	(67)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	7	36	34
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		128	307	(501)
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	330	(68)	240
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		2	(86)	(29)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(362)	248	(812)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		158	212	100
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		(334)	(424)	(492)
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		0	(1)	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		0	(1)	0
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(51)	(29)	(20)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		4	(8)	7
Net assets available for benefits at end of period		2,348	2,571	2,632
SPAIN | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,310	2,546
Net assets available for benefits at end of period		2,078	2,310	2,546
SPAIN | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		129	147
Net assets available for benefits at end of period		114	129	147
SPAIN | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,181	2,399
Net assets available for benefits at end of period		1,964	2,181	2,399
MEXICO | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,988	2,426
Net assets available for benefits at end of period		2,385	2,988	2,426
MEXICO | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,702	2,329
Net assets available for benefits at end of period		2,114	2,702	2,329
MEXICO | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		286	97
Net assets available for benefits at end of period		271	286	97
TURKEY | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		435	418
Net assets available for benefits at end of period		567	435	418
TURKEY | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		363	315
Net assets available for benefits at end of period		488	363	315
TURKEY | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		72	103
Net assets available for benefits at end of period		€ 80	€ 72	€ 103

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".